Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of long-term incentive plan [abstract]
Summary of long-term incentive plan

	United States Dollar
	2022	2021

Opening balance	56.6	67.2
Charge to income statement	29.0	28.5
Salares Norte project costs capitalised	1.7	0.5
Payments	(32.4)	(37.3)
Translation adjustment	(1.9)	(2.3)
Balance at end of the year[1]	53.0	56.6
Current portion of long-term incentive plan	(30.6)	(28.4)
Non-current portion of long-term incentive plan	22.4	28.2
[1]    Senior and middle management receive awards under the LTIP. The performance conditions of the LTIP are approved annually by the Remuneration Committee. For the 2020 allocation, regional performance conditions are based on regional specific targets and performance conditions for corporate employees are based on the same conditions as the payments plan. For the 2021 and 2022 allocations, performance conditions for both regional and corporate employees are based on the same conditions as the share-based payments plan. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.